Cover	Oct. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 25, 2023
Entity Registrant Name	GENERAL DYNAMICS CORPORATION
Entity Central Index Key	0000040533
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-1673581
Entity Address, Address Line One	11011 Sunset Hills Road
Entity Address, City or Town	Reston,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	876-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity File Number	1-3671